SUMMARY OF REVENUE WITHIN GEOGRAPHIC AREAS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 376,000	$ 458,000	$ 2,114,000	$ 1,106,000	$ 2,283,000	$ 752,000
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	349,000	445,000	2,047,000	1,037,000	2,162,000,000	710,000,000
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,000		8,000	19,000	101,000,000	25,000,000
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					19,000,000	9,000,000
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					1,000,000
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						3,000,000
Other Country [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,000	11,000	38,000	34,000		$ 5,000,000
Australia And New Zealand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,000	2,000	21,000	15,000
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				$ 1,000